Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Dates
Interest Period of the Class A-1, A-2b Notes (from... to)
Collection Period (from... to)
27
15-Jun-2018
Payment Date
31-May-2018
1-May-2018
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2a, A-3 and A-4 Notes (from... 6/15/201
13-Jun-2018
Record Date
14-Jun-2018
31
15-Jun-2018
15-May-2018
30/360 Days
30
15-May-2018
15-Jun-2018
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
Class A-1 Notes
0.000000
280,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
429,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
184,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
325,000,000.00
0.000000
0.00
0.00
75,915,378.80
Class A-4 Notes
666.112287
79,930,000.00
0.283661
53,242,355.12
22,673,023.68
75,915,378.80
Total Note Balance
1,297,930,000.00
53,242,355.12
22,673,023.68
Overcollateralization
258,088,271.44
254,789,859.12
Total Securitization Value
1,560,009,098.90
262,079,098.90
present value of lease payments
present value of Base Residual Value
334,003,650.24
277,462,882.80
258,441,532.59
1,013,231,898.66
546,777,200.24
25,499,608.38
19,021,350.21
308,504,041.86
Initial Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
262,079,098.90
16.80%
254,789,859.12
16.33%
17.90%
279,241,629.20
Target Overcollateralization Amount (until Class A-2 Notes are paid in full)
Target Overcollateralization Amount (after Class A-2 Notes are paid in full)
263,641,538.18
16.90%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.650000%
0.000000
0.00
0.000000
0.00
Class A-2A Notes
1.340000%
0.000000
0.00
0.000000
0.00
Class A-2B Notes
2.478710%
0.000000
0.00
0.000000
0.00
Class A-3 Notes
1.520000%
0.000000
0.00
0.000000
0.00
Class A-4 Notes
1.690000%
1.337597
53,349,269.28
667.449885
106,914.16
$53,349,269.28
Total
106,914.16

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
Total Available Collections
Reserve Account Draw Amount
Total Available Funds
5,410,963.89
463,904.10
0.00
0.00
160,076.33
0.00
43,745.06
26,807,812.16
21,365,084.55
Total Exchange Note Payments
Available Funds ABS Notes
Available 2016-A Collections
53,627,605.66
Exchange Note Balance
Initial
Balance
Beginning
Balance
Ending
Balance
1,482,008,643.96
256,003,195.30
199,462,427.86
53,349,269.28
53,349,269.28
Subtotal
53,583,860.60
(2) Interest Distributable Amount Class A Notes
(3) Priority Principal Distribution Amount
106,914.16
0.00
(4) To Reserve Fund to reach the Reserve Fund Required Amount
(5) Regular Principal Distribution Amount
(6) Additional Servicing Fee and Transition Costs
0.00
53,242,355.12
0.00
(7) Total Trustee Fees and any Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
(8) Excess Collections to Certificateholders
Total Distribution
(1) Total Trustee Fees and any Asset Representations Reviewer fees
(max. $250,000 p.a.)
0.00
53,349,269.28
Nonrecoverable Advances to the Servicer
(1) Total Servicing Fee
(2) Exchange Note Interest Distributable Amount
(1.70%)
278,336.38
0.00
362,671.19
(3) Exchange Note Principal Distributable Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributable Amount and the Exchange Note Principal
Distributable Amount
(5) Remaining Funds Payable
52,986,598.09
Total Distribution
53,627,605.66
Distributions ABS Notes
Distribution on the Exchange Note
0.00
0.00
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Distribution Detail
Amount Paid
Shortfall
Amount Due
0.00
278,336.38
278,336.38
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
106,914.16
106,914.16
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
106,914.16
0.00
106,914.16
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
106,914.16
106,914.16
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
53,242,355.12
0.00
53,242,355.12
Principal Distribution Amount
53,242,355.12
53,242,355.12
0.00

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,900,022.75
0.00
3,900,022.75
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Exchange Note
Collection Account
40,597.38
3,147.68
3,147.68
3,147.68
43,745.06
3,900,022.75
0.00
Notice to Investors
Mercedes-Benz Financial Services USA LLC, as Servicer, has elected to exercise its option under Section 5.01 of the 2016-A Servicing Supplement to purchase the 2016-A Exchange
Note on June 15, 2018 (the "Redemption Date") and has deposited $22,673,023.68 into the 2016- A Exchange Note Collection Account to redeem the balance of the Class A-4
Notes. Therefore, pursuant to Section 10.01 of the Indenture, the Notes will be redeemed on the Redemption Date.

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Pool Statistics
Securitization Value end of Collection Period
334,003,650.24
Securitization Value beginning of Collection Period
Number of Leases
Amount
Pool Data
17.79%
Pool Factor
Gross Losses
Terminations- Scheduled
Terminations- Early
Principal portion of lease payments
37,427
Cutoff Date Securitization Value
Repurchase Payment (excluding interest)
277,462,882.80
8,446,942.75
0.00
19,007,791.68
24,400,244.69
4,685,788.32
1,560,009,098.90
10,601
8,886
94.16%
1,158,924,346.82
264,560,328.93
7.27%
7.27%
4.14
33.98
Cumulative Turn-in Ratio
Aggregate Base Residual Value
12.34
23.45
Current
As of Cutoff Date
Weighted Average Seasoning (months)
Weighted Average Remaining Term (months)
Weighted Average Securitization Rate
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
0.71%
75.12%
Delinquency Profile
Delinquency Profile *
0.07%
195,395.74
91-120 Days Delinquent
8,828
36
17
1,272,617.61
275,471,520.95
523,348.50
100.00%
8,886
277,462,882.80
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Total
Percentage
Number of Leases
Amount **
99.28%
Current
0.19%
0.46%
31-60 Days Delinquent
61-90 Days Delinquent
5
Delinquency Trigger
4.861%
No
60+ Delinquency Leases to EOP Aggregate Securitization Value
Delinquency Trigger occurred
0.259%

Investor Report
Mercedes-Benz Auto Lease Trust 2016-A
Collection Period Ended

Amounts in USD
31-May-2018
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Recoveries
Liquidation Proceeds
Securitization Value of Defaulted Leases, Beg of Collection Period
512,704.72
16
228,025.93
272,524.67
Principal Net Credit Loss / (Gain)
12,154.12
25,831,462.48
2,131,707.91
680
17,860,079.07
5,839,675.50
Net Credit Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
0.048%
0.020%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization Value
Average Net Credit Loss / (Gain)
3,134.86
0.137%
0.124%
(0.228%)
0.137%
Current
Residual Loss
Amount
Number of Leases
Cumulative
Number of Leases
Amount
Sales Proceeds and Other Payments Received
Securitization Value of Liquidated Leases, Beg of Collection Period
Residual Loss / (Gain)
51,342,274.40
1,699
889,164,791.04
27,854
46,355,993.69
867,722,779.55
4,986,280.71
21,442,011.49
Residual Loss / (Gain) as % of Average Securitization Value (annualized):
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Third Prior Collection Period
Four Month Average
19.571%
12.457%
Average Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization Value
1.374%
769.80
13.220%
6.233%
10.802%